Shareholder Report, Average Annual Return (Details) 74200033100_Franklin Conservative Allocation Fund_Class R_TSR Annual {Class R}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		11.88%	4.11%	5.23%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Linked Franklin Conservative Allocation Fund Benchmark-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Franklin Conservative Allocation Fund Benchmark-NR
Average Annual Return, Percent	[1]	13.93%	3.30%	5.67%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		22.34%	11.19%	11.72%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		8.42%	(1.87%)	1.50%

[1]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.